Fair Values (Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Money Market Instruments, Carrying Value	$ 157,486	$ 133,780	$ 159,091	$ 171,262
Cash and Money Market Instruments, Fair Value	157,486	133,780
Investment Securities, Carrying Value	1,640,869	1,971,092
Investment Securities, Fair Value	1,655,219	1,983,636
Accrued Interest Receivable, Carrying Value	19,697	24,137
Accrued Interest Receivable, Fair Value	19,697	24,137
Mortgage Loans Held for Sale, Carrying Value	11,535	8,340
Mortgage Loans Held for Sale, Fair Value	11,535	8,340
Impaired Loans Carried at Fair Value, Carrying Value	87,813	109,643
Impaired Loans Carried at Fair Value, Fair Value	87,813	109,643
Other Loans, Carrying Value	4,149,307	4,471,127
Other Loans, Fair Value	4,167,224	4,490,855
Net loans	4,248,655	4,589,110
Loans Receivable, Net, Fair Value	4,266,572	4,608,838
Assets held for sale, Carrying Value	382,462
Assets held for sale, Fair Value	382,462
Noninterest Bearing Checking, Carrying Value	995,733	937,719
Noninterest Bearing Checking, Fair Value	995,733	937,719
Interest Bearing Transactions Accounts, Carrying Value	1,037,385	1,283,159
Interest Bearing Transactions Accounts, Fair Value	1,037,385	1,283,159
Savings, Carrying Value	931,526	899,288
Savings, Fair Value	931,526	899,288
Time Deposits, Carrying Value	1,499,105	1,973,903
Time Deposits, Fair Value	1,506,075	1,990,163
Other, Carrying Value	1,365	1,351
Other, Fair Value	1,365	1,351
Total deposits	4,465,114	5,095,420	5,188,052
Total Deposits , Fair Value	4,472,084	5,111,680
Short-Term Borrowings, Carrying Value	263,594	663,669
Short-Term Borrowings, Fair Value	263,594	663,669
Long-Term Debt, Carrying Value	823,182	636,733
Long-Term Debt, Fair Value	915,274	699,080
Subordinated Debentures/Notes, Carrying Value	75,250	75,250
Subordinated Debentures/Notes, Fair Value	68,601	63,099
Accrued Interest Payable, Carrying Value	4,916	6,123
Accrued Interest Payable, Fair Value	4,916	6,123
Liabilities held for sale, Carrying Amount	536,186
Liabilities held for sale, Fair Value	536,991
Fair Value Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value swap, Carrying Value	700	60
Swap, Fair Value	700	60
Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap, Carrying Value	846	1,634
Swap, Fair Value	$ 846	$ 1,634